REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue from sales of goods	$ 5,869,341	$ 6,997,617	$ 6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Total	$ 6,011,819	$ 7,102,070	$ 6,349,761